INCOME TAX AND MINIMUM PRESUMED INCOME TAX	12 Months Ended
Jun. 30, 2020
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
INCOME TAX AND MINIMUM PRESUMED INCOME TAX

8.    INCOME TAX AND MINIMUM PRESUMED INCOME TAX

Tax reform in Argentina

On December 29, 2017, the Government promulgated Law 27430 - Income Tax. This law has introduced several changes regarding income tax; its key components are as follows:

Income tax rate: The income tax rates for Argentine companies will be gradually reduced from 35% to 30% for fiscal periods beginning from January 1, 2018 until December 31, 2019, and 25% for fiscal periods beginning on or after January 1, 2020, inclusive.

Tax on dividends: A tax is introduced on dividends or profits distributed, among others, by Argentine companies or permanent establishments with the following considerations: (i) dividends derived from the profits generated during fiscal years beginning on January 1, 2018 and until December 31, 2019 will be subject to a 7% withholding; and (ii) dividends arising from gains obtained for years beginning on or after January 1, 2020, will be subject to a 13% withholding tax.

Dividends arising from benefits obtained up to the year prior to that commenced on or after January 1, 2018 will continue to be subject, for all beneficiaries of the same, to the 35% withholding on the amount that exceeds taxable distributable taxable profits (transition period of the equalization tax).

Optional tax revaluation: The regulation establishes that, at the option of the Companies, the tax revaluation of certain assets located in the country and that are affected to the generation of taxable profits may be carried out. The special tax on the amount of the revaluation depends on the nature of the asset, being 8% for buildings that does not have the character of inventories for sale, 15% for the buildings that have the character of inventories for sale, and 10% for the rest of the assets. Once the option for a certain property, plant or equipment is exercised, all other property, plant and equipment in the same category must be revalued. This tax is not deductible from income tax, and tax result that originated through the revaluation is not subject to it. The Company did not use the optional tax revaluation.

Adjustment of deductions: Acquisitions or investments made in fiscal years beginning on or after January 1, 2018 will be adjusted on the basis of the percentage variations of the Internal Wholesale Price Index (IPIM) provided by the National Institute of Statistics and Census (INDEC), situation that will increase the deductible amortization and its computable cost in case of sale.

In December 2019, the Government promulgated Law 27,541. It provided that the tax rate reduction established by Law 27,430 be suspended until the fiscal years beginning on or after January 1, 2021. Thus, the tax rate of 30% was maintained. Law 27,541 also provided that, for the first and second financial years starting on or after 1 January 2019, one-sixth of the inflation adjustment will be computed in the fiscal year of the adjustment calculation and the remaining five-sixths in equal parts in the five tax periods immediately following.

Given that inflation is expected to exceed 30% in 2020, the Group has determined the income tax considering the application of the inflation adjustment

The balances of income tax and minimum presumed income tax recoverable and payable are as follows:

	06/30/2020	06/30/2019	06/30/2018
Current assets
Income tax	112,220	1,263,795	2,082,269
	112,220	1,263,795	2,082,269
Non-current assets
Income tax	2,653	—	—
Minimum presumed income tax	3,376	1,184	126,653
	6,029	1,184	126,653

	06/30/2020	06/30/2019	06/30/2018
Liabilities
Income tax	1,556,715	142,028	2,569
	1,556,715	142,028	2,569

The roll forward of deferred tax assets and liabilities as of June 30, 2020, 2019 and 2018 is as follows:

Deferred tax assets	06/30/2020	06/30/2019	06/30/2018

Tax Loss-Carry Forward	2,362,657	2,663,813	3,638,269
Changes in fair value of financial assets or liabilities	41,183	32,062	35,944
Trade receivables	1,068,054	374,425	462,756
Allowances	—	—	370,930
Inventories	—	—	710,391
Intangible assets	—	—	15,098
Royalties	245,140	—	—
Right-of-use leased asset	5,424	—	—
Government grants	—	2,649	9,360
Others	813,294	670,760	359,073
Total deferred tax assets	4,535,752	3,743,709	5,601,821

Deferred tax liabilities	06/30/2020	06/30/2019	06/30/2018

Intangible assets	(6,839,112)	(9,458,239)	(5,071,808)
Property, plant and equipment depreciation	(9,365,882)	(9,618,648)	(8,497,756)
Borrowings	(7,930)	(13,170)	(19,372)
Contingencies	—	—	(2,709)
Inflation tax adjustment	(2,032,078)	(1,706,092)	—
Allowances	(209,490)	(152,159)	—
Inventories	(237,258)	(153,563)	—
Government grants	(3,939)	—	—
Others	(4,993)	—	(297)
Total deferred tax liabilities	(18,700,682)	(21,101,871)	(13,591,942)

Net deferred tax	(14,164,930)	(17,358,162)	(7,990,121)

The roll forward of deferred tax assets and liabilities as of June 30, 2020, 2019 and 2018 are as follows:

			Transfer
			from
		Income	deferred
	Balance	tax	tax	Charge	Conversion	Balance
Deferred tax assets	06/30/2019	provision	liabilities	to OCI	difference	06/30/2020
Tax Loss-Carry Forward	2,663,813	(133,346)	—	—	(167,810)	2,362,657
Changes in fair value of financial assets or liabilities	32,062	20,222	—	—	(11,101)	41,183
Trade receivables	374,425	764,707	—	—	(71,078)	1,068,054
Goverment grants	2,649	(6,216)	3,939	—	(372)	—
Royalties	—	245,140	—	—	—	245,140
Right-of-use leased asset	—	5,676	—	—	(252)	5,424
Others	670,760	263,407	—	—	(120,873)	813,294
Total deferred tax assets	3,743,709	1,159,590	3,939	—	(371,486)	4,535,752

			Transfer
			from
		Income	deferred
	Balance	tax	tax	Charge	Conversion	Balance
Deferred tax liabilities	06/30/2019	provision	assets	to OCI	difference	06/30/2020
Intangible assets	(9,458,239)	1,469,311	—	—	1,149,816	(6,839,112)
Property, plant and equipment depreciation	(9,618,648)	45,028	—	(1,133,228)	1,340,966	(9,365,882)
Borrowings	(13,170)	3,548	—	—	1,692	(7,930)
Inflation tax adjustment	(1,706,092)	(589,811)	—	—	263,825	(2,032,078)
Allowances	(152,159)	(84,515)	—	—	27,184	(209,490)
Inventories	(153,563)	(110,152)	—	—	26,457	(237,258)
Goverment grants	—	—	(3,939)	—	—	(3,939)
Others	—	(4,993)	—	—	—	(4,993)
Total deferred tax liabilities	(21,101,871)	728,416	(3,939)	(1,133,228)	2,809,940	(18,700,682)

Net deferred tax	(17,358,162)	1,888,006	—	(1,133,228)	2,438,454	(14,164,930)

				Transfer
		Acquisition		from
		of control	Income	deferred
	Balance	of Semya	tax	tax	Charge	Conversion	Balance
Deferred tax assets	06/30/2018	S.A.	provision	liabilities	to OCI	difference	06/30/2019
Tax Loss-Carry Forward	3,638,269	113,289	(1,306,198)	—	—	218,453	2,663,813
Changes in fair value of financial assets or liabilities	35,944	25,868	(33,200)	—	—	3,450	32,062
Trade receivables	462,756	—	(114,765)	—	—	26,434	374,425
Allowances	370,930	—	(555,679)	152,159	—	32,590	—
Inventories	710,391	—	(119,316)	153,563	—	(744,638)	—
Intangible assets	15,098	(482,387)	(22,467)	476,174	—	13,582	—
Goverment grants	9,360	—	(7,262)	—	—	551	2,649
Others	359,073	—	290,552	—	—	21,135	670,760
Total deferred tax assets	5,601,821	(343,230)	(1,868,335)	781,896	—	(428,443)	3,743,709

				Transfer
		Adquisition		from
		of control	Income	deferred
	Balance	of Semya	tax	tax	Charge	Conversion	Balance
Deferred tax liabilities	06/30/2018	S.A.	provision	assets	to OCI	difference	06/30/2019
Intangible assets	(5,071,808)	—	(937,962)	(476,174)	—	(2,972,295)	(9,458,239)
Property, plant and equipment depreciation	(8,497,756)	—	(335,077)	—	576,453	(1,362,268)	(9,618,648)
Borrowings	(19,372)	—	7,342	—	—	(1,140)	(13,170)
Contingencies	(2,709)	—	2,869	—	—	(160)	—
Inflation tax adjustment	—	—	(1,706,092)	—	—	—	(1,706,092)
Allowances	—	—	—	(152,159)	—	—	(152,159)
Inventories	—	—	—	(153,563)	—	—	(153,563)
Others	(297)	—	314	—	—	(17)	—
Total deferred tax liabilities	(13,591,942)	—	(2,968,606)	(781,896)	576,453	(4,335,880)	(21,101,871)

Net deferred tax	(7,990,121)	(343,230)	(4,836,941)	—	576,453	(4,764,323)	(17,358,162)

			Transfer
			from
	Balance	Income tax	deferred tax	Charge	Conversion	Balance
Deferred tax assets	06/30/2017	provision	liabilities	to OCI	difference	06/30/2018
Tax Loss-Carry Forward	1,059,746	3,631,690	—	—	(1,053,167)	3,638,269
Changes in fair value of financial assets or liabilities	96,394	(27,872)	—	—	(32,578)	35,944
Trade receivables	829,095	(16,762)	—	—	(349,577)	462,756
Allowances	805,375	(143,397)	—	—	(291,048)	370,930
Inventories	367,682	(767,844)	—	—	1,110,553	710,391
Intangible assets	38,241	(11,570)	—	—	(11,573)	15,098
Contingencies	13,612	—	(13,612)	—	—	—
Goverment grants	41,616	(21,647)	—	—	(10,609)	9,360
Others	120,340	319,514	12,464	—	(93,245)	359,073
Total deferred tax assets	3,372,101	2,962,112	(1,148)	—	(731,244)	5,601,821

			Transfer
			from
	Balance	Income tax	deferred	Charge	Conversion	Balance
Deferred tax liabilities	06/30/2017	provision	tax assets	to OCI	difference	06/30/2018
Intangible assets	(12,633,408)	(1,114,442)	—	—	8,676,042	(5,071,808)
Property, plant and equipment depreciation	(12,923,320)	2,811,852	—	(4,507,311)	6,121,023	(8,497,756)
Borrowings	(39,257)	3,720	—	—	16,165	(19,372)
Contingencies	—	(15,442)	13,612	—	(879)	(2,709)
Others	(15,942)	24,617	(12,464)	—	3,492	(297)
Total deferred tax liabilities	(25,611,927)	1,710,305	1,148	(4,507,311)	14,815,843	(13,591,942)

Net deferred tax	(22,239,826)	4,672,417	—	(4,507,311)	14,084,599	(7,990,121)

The following table provides a reconciliation of the statutory tax rate to the effective tax rate. As the operations of the Group’s Argentine subsidiaries are the most significant source of profit or loss before tax, the following reconciliation has been prepared using the Argentine statutory tax rate:

	06/30/2020	06/30/2019	06/30/2018
Loss before income tax-rate 0%	(205,022)	(21,669,882)	—
Earning before income tax-rate 21%	828,074	1,264	—
Earning (loss) before income tax-rate 30%	5,820,286	12,296,011	(3,618,756)
Loss before income tax-rate 35%	—	—	(21,621,007)
Income tax (charge) benefit by applying tax rate to loss before tax:	(1,919,981)	(3,689,069)	8,652,979
Share of profit or loss of joint ventures and associates	847,512	(44,721)	(1,448,925)
Stock options charge	(239,312)	78,681	(8,898)
Rate change adjustment	(144,660)	(54,735)	3,768,518
Non-deductible expenses and untaxed gains	(84,128)	(254,201)	(792,321)
Representation expenses	(36,691)	(136,614)	(204,897)
Foreign investment coverage	551,968	233,634	—
Tax provision adjustments	307,944	—	—
Result per inflation effect on monetary items and other finance results	(1,489,362)	(3,119,259)	962,061
Income tax	(2,206,710)	(6,986,284)	10,928,517

The Group did not recognize deferred income tax liabilities of $1,052,022,  $44,721 and $1,448,925, as of June 30, 2020, 2019 and 2018, respectively, related to their investments in foreign subsidiaries, associates and joint ventures. In addition, the withholdings and/or similar taxes paid at source may be creditable against the Group’s potential final tax liabilityPrincipal statutory taxes rates in the countries  where the Group operates for all of the years presented are:

	Income tax rate
Tax jurisdiction	2020	2019	2018
Argentina	30%	30%	30% - 35%
Cayman Island	0%	0%	—
United State of America	21%	21%	—

	30/6/2020	30/6/2019	30/6/2018
Current tax expense	(4,094,716)	(2,149,343)	6,256,100
Deferred tax	1,888,006	(4,836,941)	4,672,417
Total	(2,206,710)	(6,986,284)	10,928,517

The charge for income tax charged directly to profit or loss and the amount and expiry date of carry forward tax losses as of June 30, 2020 are as follows:

Fiscal year	Tax-Loss Carry forward	Tax-Loss Carry forward	Prescription	Tax jurisdiction
2016	309,073	87,177	2021	Argentina
2017	691,923	189,802	2022	Argentina
2018	245,741	63,185	2023	Argentina
2019	266,974	80,092	2024	Argentina
2019	4,258,576	894,301	2039	United State of America
2020	1,501,773	450,530	2025	Argentina
2020	2,845,570	597,570	2040	United State of America
Total	10,119,630	2,362,657

The amount of tax losses for the fiscal year ended on June 30, 2020 is an estimate of the amount to be presented in the tax return.

The amount and expiry date of unused tax credits of Argentina minimum presumed income tax as of June 30, 2020 is as follows:

Fiscal year	Amount	Prescription
2014	644	2024
2015	1,363	2025
2016	1,369	2026
Total	3,376

Estimates

There is an inherent material uncertainty related to Management’s estimation of the ability of the Group to use the deferred tax assets (both carryforward of unused tax losses and deductible temporary differences) and the credit of minimum presumed income tax because their future utilization depends on the generation of enough future taxable income by the entities within the Group during the periods in which those temporary differences are deductible or when the unused tax losses can be used.

Based on the projections of future taxable income for the periods in which the deferred tax assets are deductible, the Group’s management estimates that, except for the part of deferred tax asset that were unrecognized, it is probable that the entities within the Group can utilize those deferred tax assets, which depends, among other factors, on the success of the current projects of agricultural biotechnology, the future market price of commodities and the market share of the entities within the Group.

The estimates of Management about the demonstrability of the recognition criteria for these deferred tax assets and their subsequent recoverability represent the best estimate that can be made based on all the available evidence, existing facts and circumstances and the use of reasonable and supportable assumptions in the projections of future taxable income. Therefore, the Consolidated financial statements do not include adjustments that could result if the entities within the Group would not be able to recover the deferred tax assets through the generation of enough future taxable income.